Financial Instruments - Maturities of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Trading liabilities		£ 31,109
Other financial liabilities at fair value through profit or loss	£ 6,286	2,315
Deposits by customers	173,692	177,421
Deposits by banks	17,824	12,708
Repurchase agreements - non trading	10,910	1,076
Debt securities in issue	55,906	48,860
Subordinated liabilities	3,601	3,793
Undiscounted Cash Flow [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Trading liabilities		31,327
Derivative financial instruments	1,766	18,802
Other financial liabilities at fair value through profit or loss	6,496	2,377
Deposits by customers	173,975	177,623
Deposits by banks	18,051	12,833
Repurchase agreements - non trading	11,441	1,081
Debt securities in issue	58,808	50,953
Subordinated liabilities	6,377	6,790
Financial liabilities	276,914	301,786
Off-balance sheet commitments given	40,024	42,059
Undiscounted Cash Flow [member] | On Demand [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Trading liabilities		1,520
Derivative financial instruments		15
Other financial liabilities at fair value through profit or loss	11	7
Deposits by customers	151,284	154,114
Deposits by banks	5,692	2,452
Repurchase agreements - non trading	2
Financial liabilities	156,989	158,108
Off-balance sheet commitments given	1,106	2,082
Undiscounted Cash Flow [member] | Not Later Than Three Months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Trading liabilities		26,914
Derivative financial instruments	431	631
Other financial liabilities at fair value through profit or loss	2,146	545
Deposits by customers	4,640	4,754
Deposits by banks	1,108	1,465
Repurchase agreements - non trading	9,101	1
Debt securities in issue	9,194	8,419
Subordinated liabilities	255	289
Financial liabilities	26,875	43,018
Off-balance sheet commitments given	5,843	6,874
Undiscounted Cash Flow [member] | Later Than Three Months and Not Later Than One Year [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Trading liabilities		152
Derivative financial instruments	61	1,230
Other financial liabilities at fair value through profit or loss	76	222
Deposits by customers	11,350	13,811
Deposits by banks	93	82
Repurchase agreements - non trading	972	832
Debt securities in issue	5,677	4,940
Subordinated liabilities	134	147
Financial liabilities	18,363	21,416
Off-balance sheet commitments given	670	1,844
Undiscounted Cash Flow [member] | Later Than One Year and Not Later Than Five Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Trading liabilities		161
Derivative financial instruments	104	2,925
Other financial liabilities at fair value through profit or loss	408	789
Deposits by customers	5,328	3,454
Deposits by banks	11,106	8,626
Repurchase agreements - non trading	849	248
Debt securities in issue	28,553	25,950
Subordinated liabilities	709	783
Financial liabilities	47,057	42,936
Off-balance sheet commitments given	13,418	12,399
Undiscounted Cash Flow [member] | Later Than Five Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Trading liabilities		2,580
Derivative financial instruments	1,170	14,001
Other financial liabilities at fair value through profit or loss	3,855	814
Deposits by customers	1,373	1,490
Deposits by banks	52	208
Repurchase agreements - non trading	517
Debt securities in issue	15,384	11,644
Subordinated liabilities	5,279	5,571
Financial liabilities	27,630	36,308
Off-balance sheet commitments given	£ 18,987	£ 18,860